Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Accruals and Other Payables [Abstact]
Payroll payable	$ 2,958,302	$ 380,847	$ 2,537,983
Accrued expenses	630,462	81,165	2,971,794
Customer deposits	1,544,620	198,852	1,544,620
Contract liabilities	7,530,159	969,419			$ 1,120,595
Other taxes	64,091	8,251	137,378
Others	30,670	3,948	11,455
Total	$ 12,758,304	$ 1,642,482	$ 7,203,230